Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Income (loss) for the year		$ 354.6	$ 164.3	$ (203.5)
ADJUSTMENT TO NET INCOME FOR ITEMS NOT AFFECTING CASH
Depreciation and amortization expenses		243.6	241.7	210.3
Realization of government grants				(0.5)
Realization of contribution from suppliers		(30.2)	(29.8)	(21.1)
EVE transaction				239.2
Losses (reversal) of impairment losses of inventories		7.0	(4.8)	(16.5)
Adjustment to fair value - Financial investments		19.3	(0.4)	(1.7)
Expected credit losses (reversal)		21.1	(10.2)	17.4
(Gain) loss on disposal of fixed assets and investments	[1]	6.2	(29.3)	41.1
Income tax and social contribution		202.4	(43.6)	(87.5)
Accrued interest		174.6	189.7	201.0
Interest on marketable securities, net		(18.1)	(7.0)	(9.8)
Share of (profit) loss of investments accounted for under the equity method		4.3	(10.2)	(8.5)
Foreign exchange (gain) loss, net		8.7	7.1	(24.8)
Other provisions		55.4	(7.3)	38.7
Other	[2]	5.2	10.9	19.6
CHANGES IN ASSETS
Financial investments		(117.7)	22.9	181.3
Derivative financial instruments		(41.5)	21.2	(5.6)
Accounts receivable		(159.3)	(4.6)	(1.1)
Contract assets		(114.1)	(4.6)	75.2
Customer financing		25.1	6.6	(87.5)
Inventories		(370.2)	(287.1)	(294.3)
Other assets		(49.4)	(112.4)	10.5
CHANGES IN LIABILITIES
Trade accounts payable and Trade accounts payable - Supplier finance arrangements		204.8	50.2	257.6
Other payables		24.1	69.1	(19.2)
Contract liabilities		748.1	576.8	450.8
Taxes and payroll charges payable		(58.2)	98.6	39.1
Unearned income		2.9	2.8	(15.0)
Income tax and social contribution paid		(101.2)	(120.8)	(50.2)
Interest paid		(176.3)	(172.8)	(183.7)
NET CASH GENERATED IN OPERATING ACTIVITIES		871.2	617.0	751.3
INVESTING ACTIVITIES
Acquisition of property, plant and equipment		(200.4)	(238.7)	(136.2)
Proceeds from sale of property, plant and equipment		12.2	19.3	5.4
Additions to intangible assets		(265.8)	(192.1)	(119.8)
Additions to investments in subsidiaries and affiliates, net of cash acquired		(18.3)	(24.0)	(0.4)
Investment sale			41.2	158.2
Proceeds from sale of financial investments		49.5	60.2	(17.6)
Acquisition of financial investments		(238.0)	(58.8)
Proceeds from (disposal of) loan granted		60.5	(60.5)
Dividends received		0.6	5.8	0.9
NET CASH USED IN INVESTING ACTIVITIES		(599.7)	(447.6)	(109.5)
FINANCING ACTIVITIES
Proceeds from loans and financing		775.2	2,000.7	145.4
Repayment of loans and financing		(1,155.3)	(2,331.9)	(961.8)
Capital increase			9.5
Dividends and interest on own capital			(13.4)
Receipt in the offering of subsidiary shares		65.6		207.0
Costs in the offering of subsidiary shares		(2.4)		(47.9)
Lease payments		(18.8)	(13.6)	(11.9)
NET CASH USED IN FINANCING ACTIVITIES		(335.7)	(348.7)	(669.2)
DECREASE IN CASH AND CASH EQUIVALENTS		(64.2)	(179.3)	(27.4)
Effects of exchange rate changes on cash and cash equivalents		0.9	(10.0)	4.4
Cash and cash equivalents at the beginning of the year		1,626.3	1,815.6	1,838.6
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR		$ 1,563.0	$ 1,626.3	$ 1,815.6

[1]	Fixed assets comprise property, plant and equipment, intangible, right of use.
[2]	This line item aggregates non-controlling interests and (gain) and loss on shareholding, presented as separate line items in prior years. This change was made to simplify the disclosure.